Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,570	$ 5,727
Temporary difference in research and development costs	3,033	3,187
Accrued expense	391	402
Net operating loss carried forward	11,325	10,841
Share-based compensation	295	76
Allowance for credit losses	3,679	3,585
Total deferred tax assets	24,293	23,818
Valuation allowance	(13,840)	(11,820)	$ (7,577)
Deferred tax assets, net of valuation allowance	$ 10,453	$ 11,998